Summary of Significant Accounting Policies - Significant Suppliers (Details) - Supplier concentration risk	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses | Vendors
Summary of Significant Accounting Policies
Concentration risk percentage (%)	46.00%	58.00%	66.00%	55.00%
Operating expenses | Vendor A
Summary of Significant Accounting Policies
Concentration risk percentage (%)	34.00%	50.00%	62.00%	33.00%
Operating expenses | Vendor B
Summary of Significant Accounting Policies
Concentration risk percentage (%)	1.00%	3.00%	1.00%	14.00%
Operating expenses | Vendor C
Summary of Significant Accounting Policies
Concentration risk percentage (%)	9.00%	5.00%	3.00%	8.00%
Operating expenses | Vendor D
Summary of Significant Accounting Policies
Concentration risk percentage (%)	2.00%
Accounts payable | Vendors
Summary of Significant Accounting Policies
Concentration risk percentage (%)	66.00%	53.00%	53.00%	69.00%
Accounts payable | Vendor A
Summary of Significant Accounting Policies
Concentration risk percentage (%)	49.00%	43.00%	43.00%	40.00%
Accounts payable | Vendor B
Summary of Significant Accounting Policies
Concentration risk percentage (%)	2.00%	2.00%	2.00%
Accounts payable | Vendor C
Summary of Significant Accounting Policies
Concentration risk percentage (%)	4.00%	8.00%	8.00%	10.00%
Accounts payable | Vendor D
Summary of Significant Accounting Policies
Concentration risk percentage (%)	11.00%			19.00%